Derivatives (Details 1) (USD $)	1 Months Ended			9 Months Ended		12 Months Ended
	Dec. 19, 2012	Dec. 27, 2012	Jan. 31, 2012	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Summary of fair values of derivative warrants on basis of valuation model
Market value of common stock on measurement date (1)	$ 0.39	$ 0.39	$ 0.37	$ 1.65	[1]	$ 1.17	[1]	$ 0.37
Risk free interest rate (2)		0.94%	1.24%	0.33%	[2]			1.35%
Warrant lives in years		6 years	7 years					7 years
Expected volatility (3)		161.00%	157.00%	139.00%	[3]			156.00%
Expected dividend yield (4)					[4]		[4]
Probability of stock offering in any period over 5 years (5)	25.00%	25.00%	25.00%			25.00%	[5]	25.00%
Range of percentage of existing shares offered (6)	35.00%	35.00%	35.00%			35.00%		35.00%
Maximum [Member]
Summary of fair values of derivative warrants on basis of valuation model
Adjusted exercise price	$ 0.83	$ 0.26	$ 0.26	$ 2.475		$ 0.81		$ 0.26
Risk free interest rate (2)	0.77%					0.77%	[2]
Warrant lives in years	5 years			4 years 2 months 19 days		5 years
Expected volatility (3)	161.00%					161.00%	[3]
Probability of stock offering in any period over 5 years (5)				40.00%	[5]
Offering price range (7)	$ 0.55	$ 0.60	$ 0.56			$ 0.55		$ 0.55
Minimum [Member]
Summary of fair values of derivative warrants on basis of valuation model
Adjusted exercise price	$ 0.41	$ 0.22	$ 0.23	$ 1.50		$ 0.48		$ 0.24
Risk free interest rate (2)	0.10%					0.10%	[2]
Warrant lives in years	4 months			0 days		4 months
Expected volatility (3)	125.00%					125.00%	[3]
Probability of stock offering in any period over 5 years (5)				25.00%	[5]
Offering price range (7)	$ 0.01	$ 0.12	$ 0.13			$ 0.01		$ 0.18

[1]	The market value of common stock is based on an enterprise valuation
[2]	The risk-free interest rate was determined by management using the Treasury Bill as of the respective measurement date
[3]	Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region
[4]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future
[5]	Management has determined that the probability of a stock offering is 25% - 40% for each quarter of the next five years